Pensions and Other Postretirement Benefits (Details 6) - Defined Benefit Pension Plans [Member] - USD ($) $ in Millions	Apr. 30, 2018	Apr. 30, 2017
Additional information related to the Company's defined benefit pension plans
Accumulated benefit obligation for all pension plans	$ 627.9	$ 659.6
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	541.3	570.6
Fair value of plan assets	400.6	394.4
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	552.9	588.2
Fair value of plan assets	$ 400.6	$ 394.4